Taxation - Schedule of Pre-Tax Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	$ (6,009,344)	$ (29,189,200)	$ (18,471,418)	[1]
Cayman Islands [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(3,518,091)	(4,100,487)	(4,302,089)
BVI [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(12,427)	(16,537)	(17,811)
Hong Kong [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	3,315,700	(10,805,695)	(3,245,238)
Singapore [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(98,922)	(180,619)	(160,228)
Thailand [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(134,639)	(2,852,376)	(5,826,236)
Malaysia [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(163,664)	(2,761,202)	(478,658)
Macau [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(73,618)	(193,865)	(161,513)
United States [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(162,279)	(321,399)	(572,088)
Australia [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net		15,199	(15,199)
United Arab Emirates (UAE) [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net		(22,157)	(72,036)
United Kingdom [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net		1,350	(1,350)
South Korea [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(9,813)	(11,236)	(20,029)
Japan [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(10,107)	(189,773)	(77,055)
Canada [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net		3,418	(2,997)
Vietnam [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net		17,123	(17,123)
China [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	$ (5,141,484)	$ (7,770,944)	$ (3,501,768)

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake for fiscal year ended December 31, 2022 (Note 27).